Sept

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 81.2%
	Canada - 3.8%
13,515	Franco-Nevada Corporation	$ 1,589,229
43,520	Quebecor, Inc., Class B(a)	953,530
7,175	South Bow Corporation(a)	169,283
35,878	TC Energy Corporation(a)	1,671,756
		4,383,798
	Cayman Islands - 2.8%
5,702	Baidu, Inc. – ADR (a)(b)	480,736
52,004	Tencent Holdings Ltd. - ADR	2,765,573
		3,246,309
	Denmark - 0.7%
47,262	ISS A/S	861,974

	France - 15.6%
27,757	Air Liquide S.A.(c)	4,512,202
28,800	BNP Paribas S.A.(c)	1,766,846
112,779	Cie Plastic Omnium S.A.	1,171,836
200,771	Credit Agricole S.A.(c)	2,764,163
46,975	Edenred S.E.(a)(c)	1,545,070
5,361	Remy Cointreau S.A.	324,337
8,880	Schneider Electric S.E.(c)	2,216,090
17,650	Sodexo S.A.	1,454,530
10,928	Vinci S.A.	1,129,140
134,438	Worldline S.A (a)(b)	1,180,737
		18,064,951
	Germany - 0.4%
7,891	Fraport A.G. Frankfurt Airport Services Worldwide(b)	478,218

	Hong Kong - 2.7%
159,868	AIA Group Ltd.	1,158,874
51,261	Hong Kong Exchanges & Clearing Ltd.	1,945,722
		3,104,596
	Indonesia - 0.4%
567,665	Gudang Garam Tbk P.T.(b)	468,234

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 81.2% (Continued)
	Ireland - 2.0%
115,120	Ryanair Holdings plc	$ 2,273,659

	Israel - 1.3%
303,478	ICL Group Ltd.	1,501,871

	Japan - 7.5%
68,618	FANUC Corporation	1,820,644
91,979	Nagaileben Company Ltd.	1,287,756
36,004	Sekisui Jushi Corporation	485,771
13,433	Shimano, Inc.	1,826,057
49,921	Shiseido Company Ltd.(a)	884,042
120,080	T Hasegawa Company Ltd.	2,369,533
		8,673,803
	Luxembourg - 1.6%
36,786	Eurofins Scientific(c)	1,879,123

	Mexico - 1.7%
1,190,351	Megacable Holdings S.A.B. de C.V.	1,932,518

	Netherlands - 0.9%
7,226	Heineken N.V.(a)(c)	514,271
11,568	Koninklijke Vopak N.V.	509,313
		1,023,584
	Singapore - 5.6%
333,175	Oversea-Chinese Banking Corporation Ltd.(c)	4,071,648
252,000	Singapore Exchange Ltd.(c)	2,350,777
		6,422,425
	Spain - 3.3%
548,000	Banco Santander S.A.(c)	2,534,493
43,054	Cia de Distribucion Integral Logista Holdings S.A.	1,302,369
		3,836,862

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 81.2% (Continued)
	Sweden - 3.0%
47,819	Loomis A.B.(c)	$ 1,453,941
144,000	Skandinaviska Enskilda Banken A.B.	1,971,160
		3,425,101
	Switzerland - 3.1%
860	Barry Callebaut A.G.(a)(c)	1,141,119
24,000	Nestle S.A.(c)	1,980,538
62,380	Softwareone Holding A.G.	419,354
		3,541,011
	United States - 24.8%
16,741	Brunswick Corporation	1,082,808
3,290	Carlisle Companies, Inc.	1,213,484
11,150	CarMax, Inc.(b)	911,624
19,200	Chevron Corporation	2,780,928
6,480	Corpay, Inc.(b)	2,192,962
18,910	Dollar General Corporation	1,433,756
13,166	Emerson Electric Company	1,631,662
50,662	Envista Holdings Corporation(b)	977,270
46,524	Henry Schein, Inc.(b)	3,219,460
5,355	McDonald's Corporation	1,552,361
1,800	Meta Platforms, Inc., Class A	1,053,918
2,642	O'Reilly Automotive, Inc.(b)	3,132,883
12,886	Ross Stores, Inc.	1,949,265
9,196	Scotts Miracle-Gro Company (The)	610,063
16,765	Southern Copper Corporation	1,527,821
16,400	Walt Disney Company (The)	1,826,140
1,674	WW Grainger, Inc.	1,764,480
		28,860,885

	TOTAL COMMON STOCKS (Cost $85,966,558)	93,978,922

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.5%
	United States - 6.5%
31,027	SPDR Gold Shares(b)	$ 7,512,568

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,835,984)	7,512,568

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 14.5%
	COLLATERAL FOR SECURITIES LOANED - 2.4%
2,793,488	State Street Navigator Securities Lending Government Money Market Portfolio Fund, Trust Class, 4.46% (Cost $2,793,488)(d),(e)	2,793,488

	MONEY MARKET FUNDS - 12.1%
13,960,955	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 4.35% (Cost $13,960,955)(d)	13,960,955

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,754,443)	16,754,443

	TOTAL INVESTMENTS – 102.2% (Cost $106,556,985)	$ 118,245,933
	OTHER LIABILITIES IN EXCESS OF ASSETS- (2.2)%	(2,537,720)
	NET ASSETS - 100.0%	$ 115,708,213

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Société Européene
SPDR	- Standard & Poor's Depositary Receipt

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

(a)	Security, or a portion of the security, is out on loan at December 31, 2024. Total loaned securities had a value of $6,861,851 at December 31, 2024.
(b)	Non-income producing security.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(e)	The loaned securities were secured with short-term investment cash collateral of $2,793,488 and non-cash collateral of $4,509,271. The non-cash collateral consists of U.S. treasury notes and U.S. treasury inflation indexed bonds held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

See accompanying notes which are an integral part of this schedule of investments.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Equivalent	U.S. Dollar Value at December 31, 2024	Unrealized Appreciation/(Depreciation)*
To Buy:
Euro	01/21/2025	State Street Bank	16,000,000	$ 17,794,525	$ 16,587,309	$ (1,207,216)
				$ 17,794,525	$ 16,587,309	$ (1,207,216)

To Sell:
Euro	01/21/2025	State Street Bank	16,000,000	$ 17,653,383	$ 16,587,309	$ 1,066,074
				$ 17,653,383	$ 16,587,309	$ 1,066,074

Total						$ (141,142)

* The amount represents fair value derivate instrument subject to foreign currency risk exposure as of December 31, 2024.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	Canada - 9.2%
7,184	Quebecor, Inc., Class B(a)	$ 157,403
1,335	South Bow Corporation(a)	31,497
6,678	TC Energy Corporation(a)	311,165
		500,065
	Cayman Islands - 3.5%
330	Baidu, Inc. – ADR (a)(b)	27,822
2,994	Tencent Holdings Ltd. - ADR	159,221
		187,043
	Denmark - 1.1%
3,131	ISS A/S	57,104

	France - 24.2%
1,770	Air Liquide S.A.(c)	287,733
2,400	BNP Paribas S.A.(c)	147,237
4,000	Cie Plastic Omnium S.A.	41,562
12,083	Credit Agricole S.A.(c)	166,356
2,510	Edenred S.E.(a)(c)	82,557
359	Remy Cointreau S.A.	21,719
824	Schneider Electric S.E.(c)	205,637
2,315	Sodexo S.A.	190,778
610	Vinci S.A.	63,028
11,795	Worldline S.A.(a)(b)	103,593
		1,310,200
	Germany - 1.3%
1,184	Fraport A.G. Frankfurt Airport Services Worldwide(b)	71,754

	Hong Kong - 4.0%
11,152	AIA Group Ltd.	80,840
3,576	Hong Kong Exchanges & Clearing Ltd.	135,735
		216,575
	Indonesia - 0.6%
37,111	Gudang Garam Tbk P.T.(b)	30,611

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	Ireland - 5.9%
16,064	Ryanair Holdings plc	$ 317,269

	Israel - 3.1%
34,127	ICL Group Ltd.	168,890

	Japan - 10.8%
3,694	FANUC Corporation	98,013
8,574	Nagaileben Company Ltd.	120,041
5,876	Sekisui Jushi Corporation	79,280
620	Shimano, Inc.	84,282
2,653	Shiseido Company Ltd.(a)	46,981
7,920	T Hasegawa Company Ltd.	156,285
		584,882
	Luxembourg - 3.0%
3,149	Eurofins Scientific(c)	160,859

	Mexico - 2.8%
94,587	Megacable Holdings S.A.B. de C.V.	153,561

	Netherlands - 2.3%
473	Heineken N.V.(a)(c)	33,663
2,044	Koninklijke Vopak N.V.	89,993
		123,656
	Singapore - 7.3%
13,881	Oversea-Chinese Banking Corp Ltd.(c)	169,636
24,400	Singapore Exchange Ltd.(c)	227,615
		397,251
	Spain - 7.3%
40,000	Banco Santander S.A.(c)	184,999
6,943	Cia de Distribucion Integral Logista Holdings S.A.	210,023
		395,022

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	Sweden - 5.9%
5,547	Loomis A.B.(c)	$ 168,657
11,200	Skandinaviska Enskilda Banken A.B.	153,312
		321,969
	Switzerland - 7.6%
118	Barry Callebaut A.G.(a)(c)	156,572
2,600	Nestle S.A.(c)	214,558
6,627	Softwareone Holding A.G.	44,552
		415,682
	TOTAL COMMON STOCKS (Cost $5,367,085)	5,412,393

	SHORT-TERM INVESTMENTS — 4.2%
	COLLATERAL FOR SECURITIES LOANED – 4.2%
228,968	State Street Navigator Securities Lending Government Money Market Portfolio Fund, Trust Class, 4.46% (Cost $228,968)(d),(e)	228,968

	TOTAL SHORT-TERM INVESTMENTS (Cost $228,968)	228,968

	TOTAL INVESTMENTS – 104.1% (Cost $5,596,053)	$ 5,641,361
	OTHER ASSETS IN EXCESS OF LIABILITIES- (4.1)%	(223,046)
	NET ASSETS - 100.0%	$ 5,418,315

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S.A.	- Société Anonyme
S.E.	- Société Européene

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

(a)	Security, or a portion of the security, is out on loan at December 31, 2024. Total loaned securities had a value of $917,159 at December 31, 2024.
(b)	Non-income producing security.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.
(e)	The loaned securities were secured with short-term investment cash collateral of $228,968 and non-cash collateral of $748,974. The non-cash collateral consists of U.S. treasury notes and U.S. treasury inflation indexed bonds held at the Fund’s securities lending agent. The Fund cannot pledge or resell the collateral.

See accompanying notes which are an integral part of this schedule of investments.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Equivalent	U.S. Dollar Value at December 31, 2024	Unrealized Appreciation/(Depreciation) *
To Buy:
Euro	01/21/2025	State Street Bank	1,500,000	$ 1,668,236	$ 1,555,060	$ (113,176)
				$ 1,668,236	$ 1,555,060	$ (113,176)

To Sell:
Euro	01/21/2025	State Street Bank	1,500,000	$ 1,655,004	$ 1,555,060	$ 99,944
				$ 1,655,004	$ 1,555,060	$ 99,944

Total						$ (13,232)

*The Amount represents the fair value derivative instruments subject to foreign currency risk exposure as of December 31, 2024